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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment (Check only one): [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Howard Hughes Medical Institute
              -----------------------------------
Address:      4000 Jones Bridge Road
              -----------------------------------
              Chevy Chase, MD  20815-6789
              -----------------------------------

              ___________________________________

Form 13F File Number:  28-1897
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Pender
         --------------------------------------
Title:        Managing Director - U.S. Equities
         --------------------------------------
Phone:        (301) 215-8697
         --------------------------------------

Signature, Place, and Date of Signing:

  /s/ Richard A. Pender             Chevy Chase, Maryland             8/12/2002
-------------------------------     ---------------------           -----------
            [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                          None
                                                     ------------------

Form 13F Information Table Entry Total:              105
                                                     ---

Form 13F Information Table Value Total:              1,226,994
                                                     (thousands)


List of Other Included Managers:

         None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
As of June 30, 2002                        Type                   CUSIP                    MV                  Shares
ACCLAIM ENTERTAINMENT WARRANTS                                   4325163                  0.00                 900.00
ACE LTD (NEW)                               ORD                 G0070K103             21,804,000.00          690,000.00
ADOLOR CORPORATION                        COMMON                00724X102              294,000.00             18,750.00
AIR PRODUCTS & CHEMICALS INC              COMMON                 9158106              17,487,855.00          346,500.00
ALLEGHENY ENERGY                          COMMON                17361106              9,527,500.00           370,000.00
ALLSTATE CORP                             COMMON                20002101              29,214,200.00          790,000.00
ALLTEL CORP                               COMMON                20039103              8,460,000.00           180,000.00
ALLTEL CORP - UTS                       UNIT SER 1              20039822              29,124,000.00          600,000.00
AMERICAN INTERNATIONAL GROUP              COMMON                26874107              37,526,500.02          550,000.00
AMGEN INC                                 COMMON                31162100              1,675,200.00            40,000.00
ANADARKO PETROLEUM CORPORATION            COMMON                32511107              13,064,500.00          265,000.00
AOL TIME WARNER                           COMMON                00184A105             28,537,400.01         1,940,000.00
APACHE CORPORATION                        CLASS A               37411105              4,311,000.00            75,000.00
APPLE COMPUTER INC                        COMMON                37833100              17,631,400.00          995,000.00
APPLIED MATERIALS INC                     COMMON                38222105              15,216,000.02          800,000.00
BIOTECH HOLDRS TRUST                      COMMON                09067D201             5,824,000.00            70,000.00
BLACK & DECKER CORPORATION                COMMON                91797100              15,443,280.00          320,400.00
BOEING COMPANY                            COMMON                97023105              15,615,000.00          347,000.00
BOWATER INC                               COMMON                102183100             16,539,354.00          304,200.00
BRINKER INTERNATIONAL INC                 COMMON                109641100             19,272,250.00          607,000.00
BURLINGTON RESOURCES INC                  COMMON                122014103             3,800,000.00           100,000.00
CALPINE CORPORATION                       COMMON                131347106             5,834,900.00           830,000.00
CANADIAN NATURAL RESOURCES                                      NC2171576             5,152,000.00           100,000.00
CARDINAL HEALTH INC                       COMMON                14149Y108             20,578,491.02          335,100.00
CELESTICA INC                           SUB VTG SHS             15101Q108              510,975.00             22,500.00
CEPHALON INC                              COMMON                156708109              904,000.00             20,000.00
CITIGROUP INC                             COMMON                172967101             35,262,500.00          910,000.00
COMPUTER ASSOC INTL INC                   COMMON                204912109             16,605,050.00         1,045,000.00
CONOCO INC                                COMMON                208251504             10,564,000.00          380,000.00
COSTCO WHOLESALE CORP                     COMMON                22160K105             15,448,000.00          400,000.00
CVS CORP                                  COMMON                126650100             16,875,900.00          551,500.00
DANAHER CORPORATION                       COMMON                235851102             1,127,950.04            17,000.00
DEERE & COMPANY                           COMMON                244199105             11,975,000.00          250,000.00
DELL COMPUTER CORP                        COMMON                247025109             8,103,400.00           310,000.00
DISNEY WALT CO DEL                      COM DISNEY              254687106             10,206,000.00          540,000.00
DOMINION RESOURCES INC.                   COMMON                25746U109             12,578,000.00          190,000.00
DOVER CORP                                COMMON                260003108             14,308,000.00          408,800.00
DUN & BRADSTREET                          COMMON                2.65E+104             19,235,100.00          582,000.00
EMC CORPORATION                           COMMON                268648102             2,793,500.00           370,000.00
ENCANA CORPORATION                        COMMON                292505104             14,382,000.06          470,000.00
ENZON INC                                 COMMON                293904108              615,250.00             25,000.00
EOG RESOURCES                             COMMON                26875P101             3,970,000.00           100,000.00
EXPEDITORS INTL WASH INC                  COMMON                302130109             1,326,400.00            40,000.00
EXXON MOBIL CORP                          COMMON                30231G102             10,827,432.00          264,600.00
FANNIE MAE COMMON                         COMMON                313586109             21,387,500.00          290,000.00
FIRST DATA CORPORATION                    COMMON                319963104             13,578,000.00          365,000.00
FLEXTRONICS INTL LTD                        ORD                 Y2573F102             3,586,390.00           503,000.00
FOREST OIL CORPORATION                    CLASS A               346091705             4,264,500.00           150,000.00
FOX ENTERTAINMENT GROUP INC-A             CLASS A               35138T107             11,462,250.00          527,000.00
GANNETT CO INC                            COMMON                364730101             27,399,900.00          361,000.00
GENENTECH INC                             COMMON                368710406              670,000.00             20,000.00
GENERAL DYNAMICS CORP                     COMMON                369550108             8,508,000.00            80,000.00
GENERAL ELECTRIC COMPANY                  COMMON                369604103             13,363,000.00          460,000.00
GERON CORPORATION                         COMMON                374163103              190,284.00             24,240.00
GRAINGER (W.W.) INC                       COMMON                384802104             6,513,000.00           130,000.00
H&Q LIFE SCIENCES INVESTORS             SH BEN INT              404053100              484,182.00             33,300.00
HEALTH MANAGEMENT ASSOCIATES INC-A         CL A                 421933102             13,702,000.00          680,000.00
ILLINOIS TOOL WORKS INC                   COMMON                452308109             1,195,250.00            17,500.00
IMATION CORPORATION                       COMMON                45245A107             1,726,080.00            58,000.00
INGERSOLL-RAND CO - CLASS A               CLASS A               G4776G101             4,566,000.00           100,000.00
JOHNSON & JOHNSON                         COMMON                478160104             31,356,000.00          600,000.00
JONES APPAREL GROUP INC                   COMMON                480074103             11,062,500.00          295,000.00

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
JP MORGAN CHASE & CO                               COMMON         46625H100     15,603,200.07       460,000.00
KERR-MCGEE CORP                                    COMMON         492386107     4,016,250.00         75,000.00
KIMBERLY-CLARK CORP                                COMMON         494368103     15,555,800.00       250,900.00
KINDER MORGAN ENERGY PARTNERS LP               UT LTD PARTNER     494550106     3,926,250.00        125,000.00
KROGER COMPANY                                     COMMON         501044101     16,178,700.00       813,000.00
LEXICON GENETICS INC.                            RESTRICTED       528872104      865,914.21          83,181.00
LEXICON GENETICS INC.                              COMMON         528872104      366,675.00          75,000.00
MCCORMICK & CO-NON VTG SHRS                      COM NON VTG      579780206     16,892,000.03       656,000.00
MCDONALD'S CORPORATION                             COMMON         580135101     11,835,200.00       416,000.00
METRO-GOLDWYN-MAYER INC                            COMMON         591610100     7,335,900.00        627,000.00
MICRON TECHNOLOGY INC                              COMMON         595112103     12,132,000.00       600,000.00
MOTOROLA INC                                       COMMON         620076109     5,981,900.00        410,000.00
NATIONAL SEMICONDUCTOR CORP.                       COMMON         637640103     16,772,750.00       575,000.00
NCR CORPORATION                                    COMMON         6.29E+112     20,933,000.00       605,000.00
NOBLE ENERGY INC                                   COMMON         655044105     3,605,000.00        100,000.00
OCEAN ENERGY INC                                   COMMON         6.75E+110     4,334,000.00        200,000.00
PENN WEST PETROLEUM LTD                                           NC2680162     5,256,250.00        125,000.00
PEPSICO INC                                        COMMON         713448108     10,122,000.00       210,000.00
PFIZER INC                                         COMMON         717081103     41,650,000.01      1,190,000.00
PIONEER NATURAL RESOURCES CO                       COMMON         723787107     4,558,750.00        175,000.00
QUALCOMM INC                                       COMMON         747525103     13,745,000.00       500,000.00
RAYTHEON COMPANY                                   COM NEW        755111507     4,482,500.00        110,000.00
ROHM AND HAAS COMPANY                              COMMON         775371107     14,908,418.00       368,200.00
S&P 500 DEPOSITARY RECEIPTS                      UNIT SER 1       78462F103     59,376,000.00       600,000.00
SANMINA-SCI  CORP                                  COMMON         800907107      530,948.64          84,144.00
SCHLUMBERGER LTD                                   COMMON         806857108     1,860,000.00         40,000.00
SLM CORP                                           COMMON         78442P106     8,721,000.00         90,000.00
SPINNAKER EXPLORATION CO                           COMMON         84855W109     3,602,000.00        100,000.00
SPRINT CORPORATION (FON GROUP)                   COM FON GRP      852061100     9,230,700.00        870,000.00
SPRINT CORPORATION (PCS GROUP)                  PCS COM SER 1     852061506     12,136,050.00      2,715,000.00
SPRINT CORPORATION UNITS (SDE)                   COM FON GRP      852061605      815,000.00         100,000.00
STONE ENERGY CORPORATION                           COMMON         861642106     4,025,000.00        100,000.00
STRYKER CORPORATION                                COMMON         863667101     19,798,700.00       370,000.00
TALISMAN ENERGY INC                                               NC2068293     3,412,500.00         50,000.00
TENET HEALTHCARE CORPORATION                       COMMON         88033G100     17,887,500.00       250,000.00
TEXAS INSTRUMENTS INC                              COMMON         882508104     1,185,000.00         50,000.00
TJX COMPANIES INC                                  COMMON         872540109     12,550,400.14       640,000.00
TYCO INTERNATIONAL LTD                             COMMON         902124106     9,186,800.00        680,000.00
UNITED PARCEL SERVICE - CL B                       CLASS B        911312106     9,565,075.00        154,900.00
VERIZON COMMUNICATIONS                             COMMON         92343V104     23,086,250.00       575,000.00
WYETH                                              COMMON         983024100     36,352,000.00       710,000.00
XTO ENERGY INC.                                    COMMON         98385X106     5,180,900.09        251,500.00
ZALE CORP                                          COMMON         988858106     12,868,750.00       355,000.00

                                                                                1,226,994,154.36